Income Taxes - Schedule of Reconciliation of Effective Income Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory federal income tax rate	$ (9,579)	$ 5,273	$ 2,659
State income taxes, net of federal income tax effect	(896)	857	567
Nondeductible expenses	786	858	280
Deferred rate change	(31)	370
Acquisition accounting adjustment		(351)
Federal tax reform deferred tax impact	(9,812)
Other	184	(291)	68
Income Tax Expense (Benefit)	$ (19,348)	$ 6,716	$ 3,574
Statutory federal income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax effect	3.30%	5.70%	7.40%
Nondeductible expenses	(2.90%)	5.70%	3.70%
Deferred rate change	0.10%	2.40%
Acquisition accounting adjustment		(2.30%)
Federal tax reform deferred tax impact	35.90%
Other	(0.70%)	(1.90%)	0.90%
Effective tax rate	70.70%	44.60%	47.00%